LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.09%
Australia–6.73%
Aristocrat Leisure Ltd.	107,200	$3,003,846
BHP Group Ltd.	439,762	12,686,495
BlueScope Steel Ltd.	208,391	3,238,782
Brambles Ltd.	162,277	1,707,827
Cochlear Ltd.	29,782	6,550,400
CSL Ltd.	25,340	4,754,369
Fortescue Ltd.	524,080	8,776,981
Goodman Group	354,041	7,800,333
Lottery Corp. Ltd.	298,476	1,001,685
Medibank Pvt Ltd.	469,086	1,149,356
Pilbara Minerals Ltd.	316,721	790,479
†Qantas Airways Ltd.	225,062	799,306
Stockland	448,093	1,416,199
Wesfarmers Ltd.	24,761	1,103,669
		54,779,727
Austria–0.59%
Erste Group Bank AG	84,158	3,749,786
Verbund AG	14,863	1,086,368
		4,836,154
Belgium–0.50%
Ageas SA	70,952	3,285,378
Anheuser-Busch InBev SA	13,248	806,961
		4,092,339
Denmark–4.34%
†Demant AS	34,634	1,721,425
†Genmab AS	8,557	2,565,633
Novo Nordisk AS Class B	182,537	23,414,634
Pandora AS	38,334	6,187,336
†Rockwool AS Class B	4,506	1,482,588
		35,371,616
Finland–0.33%
Kone OYJ Class B	40,547	1,887,121
Wartsila OYJ Abp	53,308	810,335
		2,697,456
France–10.02%
Air Liquide SA	29,002	6,033,733
Amundi SA	12,360	848,746
Arkema SA	7,865	827,642
AXA SA	21,788	818,361
BioMerieux	11,747	1,295,840
BNP Paribas SA	100,374	7,131,879
Bouygues SA	36,446	1,487,467
Carrefour SA	47,831	819,189
Cie de Saint-Gobain SA	118,065	9,162,042
Credit Agricole SA	476,065	7,095,935
Eurazeo SE	20,579	1,803,884
Hermes International SCA	3,288	8,392,813
Ipsen SA	4,945	588,441
La Francaise des Jeux SAEM	19,966	813,793
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
L'Oreal SA	23,008	$10,888,249
LVMH Moet Hennessy Louis Vuitton SE	9,214	8,287,414
Orange SA	70,370	826,602
Publicis Groupe SA	30,506	3,325,696
Schneider Electric SE	15,829	3,580,217
Teleperformance SE	22,887	2,224,223
TotalEnergies SE	63,448	4,344,577
†Unibail-Rodamco-Westfield	12,628	1,014,967
		81,611,710
Germany–7.25%
adidas AG	6,215	1,387,946
Allianz SE	36,988	11,085,470
BASF SE	15,735	898,524
Beiersdorf AG	11,206	1,631,490
Daimler Truck Holding AG	68,212	3,455,810
Deutsche Bank AG	198,665	3,125,356
†Deutsche Lufthansa AG	94,158	739,621
Deutsche Post AG	66,774	2,875,442
Deutsche Telekom AG	34,680	841,827
E.ON SE	100,800	1,401,219
Fresenius Medical Care AG	31,584	1,214,752
Fresenius SE & Co. KGaA	23,718	639,704
Hannover Rueck SE	3,822	1,046,097
Heidelberg Materials AG	20,186	2,220,233
Henkel AG & Co. KGaA	12,842	924,932
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,949	5,830,680
Nemetschek SE	10,870	1,075,609
Rational AG	2,389	2,059,321
RWE AG	98,942	3,358,153
SAP SE	28,153	5,481,087
Siemens AG	34,626	6,610,563
†Zalando SE	40,034	1,144,121
		59,047,957
Hong Kong–1.44%
CK Hutchison Holdings Ltd.	232,014	1,120,511
CLP Holdings Ltd.	99,000	788,646
Hang Lung Properties Ltd.	628,000	643,494
Henderson Land Development Co. Ltd.	262,000	746,477
Hong Kong Exchanges & Clearing Ltd.	131,000	3,812,723
Swire Pacific Ltd. Class A	115,500	950,338
Techtronic Industries Co. Ltd.	75,500	1,023,464
WH Group Ltd.	3,968,365	2,616,203
		11,701,856
LVIP Franklin Templeton Multi-Factor International Equity Fund–1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland–0.49%
CRH PLC	17,963	$1,548,044
Kingspan Group PLC	8,987	818,892
Smurfit Kappa Group PLC	34,795	1,586,756
		3,953,692
Israel–0.82%
†Check Point Software Technologies Ltd.	26,463	4,340,197
ICL Group Ltd.	192,851	1,019,629
†Wix.com Ltd.	9,370	1,288,187
		6,648,013
Italy–3.02%
Assicurazioni Generali SpA	109,138	2,762,263
Banco BPM SpA	141,101	938,935
Enel SpA	109,649	723,846
Intesa Sanpaolo SpA	964,036	3,497,689
Poste Italiane SpA	222,662	2,787,740
Prysmian SpA	83,147	4,340,734
UniCredit SpA	251,752	9,553,622
		24,604,829
Japan–23.78%
Asahi Group Holdings Ltd.	75,400	2,761,379
Asahi Intecc Co. Ltd.	44,000	767,922
Azbil Corp.	56,400	1,553,254
Bandai Namco Holdings, Inc.	81,000	1,497,146
Brother Industries Ltd.	66,900	1,236,974
Chubu Electric Power Co., Inc.	154,300	2,012,586
Chugai Pharmaceutical Co. Ltd.	88,600	3,374,736
Daiwa House Industry Co. Ltd.	216,000	6,402,378
Daiwa Securities Group, Inc.	373,800	2,829,798
Disco Corp.	14,400	5,249,940
Fuji Electric Co. Ltd.	22,600	1,507,861
Hitachi Ltd.	40,400	3,670,908
Hoya Corp.	44,700	5,561,663
Hulic Co. Ltd.	179,400	1,836,900
Inpex Corp.	193,200	2,934,756
ITOCHU Corp.	23,917	1,021,268
Japan Exchange Group, Inc.	54,800	1,478,782
Japan Post Holdings Co. Ltd.	183,200	1,842,529
Japan Post Insurance Co. Ltd.	34,400	656,618
Japan Tobacco, Inc.	77,546	2,063,385
Kansai Electric Power Co., Inc.	274,400	3,895,400
KDDI Corp.	32,100	947,436
Keyence Corp.	1,700	787,112
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kikkoman Corp.	63,500	$812,102
Komatsu Ltd.	190,400	5,613,391
M3, Inc.	105,000	1,504,459
Makita Corp.	39,200	1,107,015
Mazda Motor Corp.	223,300	2,598,381
McDonald's Holdings Co. Japan Ltd.	41,300	1,855,199
Mitsubishi Chemical Group Corp.	401,400	2,437,621
Mitsubishi Corp.	208,500	4,797,235
Mitsubishi Electric Corp.	257,800	4,294,112
Mitsui & Co. Ltd.	100,900	4,694,403
Mitsui Chemicals, Inc.	5,600	163,731
Murata Manufacturing Co. Ltd.	132,800	2,486,601
NEC Corp.	54,300	3,951,080
Nexon Co. Ltd.	9,500	157,517
Nintendo Co. Ltd.	142,700	7,785,436
NIPPON EXPRESS HOLDINGS, Inc.	13,500	687,485
Nippon Sanso Holdings Corp.	78,400	2,448,123
Nippon Steel Corp.	47,400	1,136,310
Nippon Yusen KK	27,500	753,897
Nitto Denko Corp.	40,800	3,712,644
Nomura Holdings, Inc.	129,300	823,564
Ono Pharmaceutical Co. Ltd.	103,100	1,687,004
Oracle Corp.	18,500	1,386,461
Oriental Land Co. Ltd.	4,900	156,568
ORIX Corp.	52,900	1,152,492
Osaka Gas Co. Ltd.	80,200	1,800,235
Otsuka Holdings Co. Ltd.	163,600	6,777,220
Panasonic Holdings Corp.	354,100	3,364,862
Recruit Holdings Co. Ltd.	103,600	4,536,692
Renesas Electronics Corp.	46,100	817,363
Shin-Etsu Chemical Co. Ltd.	196,200	8,561,879
Shionogi & Co. Ltd.	101,000	5,159,420
SoftBank Corp.	323,800	4,151,776
Sompo Holdings, Inc.	119,400	2,492,430
Sony Group Corp.	12,500	1,067,677
Subaru Corp.	214,100	4,845,466
Suntory Beverage & Food Ltd.	31,400	1,060,357
Sysmex Corp.	55,800	990,636
TDK Corp.	25,900	1,264,717
Tokio Marine Holdings, Inc.	26,600	830,262
†Tokyo Electric Power Co. Holdings, Inc.	367,100	2,226,656
Tokyo Electron Ltd.	21,400	5,550,033
Tokyo Gas Co. Ltd.	161,800	3,672,512
Toyota Motor Corp.	441,600	11,102,719
Toyota Tsusho Corp.	58,500	3,991,974
LVIP Franklin Templeton Multi-Factor International Equity Fund–2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Trend Micro, Inc.	16,400	$830,400
Yokogawa Electric Corp.	111,900	2,567,239
Zensho Holdings Co. Ltd.	21,700	902,375
ZOZO, Inc.	37,700	933,161
		193,591,623
Jordan–0.24%
Hikma Pharmaceuticals PLC	81,510	1,973,711
		1,973,711
Luxembourg–0.92%
ArcelorMittal SA	104,891	2,880,530
Eurofins Scientific SE	56,708	3,614,480
Tenaris SA	48,558	959,464
		7,454,474
Netherlands–6.21%
ASML Holding NV	18,845	18,139,253
BE Semiconductor Industries NV	5,258	804,941
EXOR NV	42,436	4,717,843
ING Groep NV	104,398	1,717,153
Koninklijke Ahold Delhaize NV	164,845	4,929,808
Koninklijke KPN NV	229,531	858,284
NN Group NV	100,309	4,633,910
Randstad NV	14,806	781,421
Stellantis NV	382,232	10,863,913
Universal Music Group NV	64,946	1,953,468
Wolters Kluwer NV	7,620	1,193,665
		50,593,659
New Zealand–0.10%
Meridian Energy Ltd.	227,143	802,026
		802,026
Norway–1.32%
Aker BP ASA	28,851	723,626
Equinor ASA	124,075	3,326,995
Mowi ASA	88,493	1,625,501
Norsk Hydro ASA	133,652	734,469
Salmar ASA	28,795	1,900,419
Telenor ASA	220,940	2,457,376
		10,768,386
Portugal–0.45%
Galp Energia SGPS SA	54,367	898,283
Jeronimo Martins SGPS SA	138,794	2,752,183
		3,650,466
Singapore–0.49%
Genting Singapore Ltd.	1,499,500	982,824
Jardine Cycle & Carriage Ltd.	42,600	762,557
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Mapletree Pan Asia Commercial Trust	862,000	$817,152
Singapore Exchange Ltd.	207,500	1,415,349
		3,977,882
Spain–4.60%
ACS Actividades de Construccion y Servicios SA	48,935	2,047,333
Aena SME SA	20,056	3,947,746
Banco Bilbao Vizcaya Argentaria SA	758,094	9,029,281
CaixaBank SA	591,513	2,867,225
Iberdrola SA	321,310	3,984,687
Industria de Diseno Textil SA	208,951	10,520,667
Repsol SA	261,142	4,349,958
Telefonica SA	153,088	675,335
		37,422,232
Sweden–2.59%
Atlas Copco AB Class B	52,981	782,786
Evolution AB	9,927	1,234,012
H & M Hennes & Mauritz AB Class B	52,839	861,793
Industrivarden AB Class A	61,538	2,116,231
Industrivarden AB Class C	71,363	2,454,103
Investor AB Class B	127,480	3,199,505
Nordea Bank Abp	111,781	1,244,796
Skandinaviska Enskilda Banken AB Class A	73,893	1,000,634
SKF AB Class B	118,767	2,424,383
Swedbank AB Class A	56,425	1,119,117
Volvo AB Class B	131,449	3,562,533
†Volvo Car AB Class B	283,721	1,075,617
		21,075,510
Switzerland–8.07%
ABB Ltd.	55,133	2,560,871
Adecco Group AG	76,951	3,042,715
Cie Financiere Richemont SA Class A	27,814	4,240,644
Coca-Cola HBC AG	104,550	3,302,903
Geberit AG	1,438	849,869
Givaudan SA	618	2,751,996
Kuehne & Nagel International AG	2,427	675,475
Logitech International SA	19,916	1,783,463
Nestle SA	87,243	9,262,646
Novartis AG	115,813	11,219,806
Partners Group Holding AG	3,684	5,261,398
Roche Holding AG	22,755	5,795,668
Schindler Holding AG	24,651	6,155,117
Sika AG	3,289	979,570
LVIP Franklin Templeton Multi-Factor International Equity Fund–3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Sonova Holding AG	7,386	$2,138,365
STMicroelectronics NV	63,336	2,727,735
UBS Group AG	51,201	1,574,891
VAT Group AG	2,577	1,335,291
		65,658,423
Thailand–0.20%
†Sea Ltd. ADR	30,200	1,622,042
		1,622,042
United Kingdom–13.59%
3i Group PLC	285,427	10,119,468
Anglo American PLC	51,092	1,258,633
Associated British Foods PLC	162,083	5,110,234
AstraZeneca PLC	36,510	4,920,539
Auto Trader Group PLC	240,804	2,128,123
BAE Systems PLC	345,652	5,887,391
Barclays PLC	2,889,849	6,682,078
BP PLC	347,671	2,175,195
BT Group PLC	3,040,815	4,208,327
Burberry Group PLC	54,435	833,393
Centrica PLC	1,967,281	3,169,554
Coca-Cola Europacific Partners PLC	45,889	3,209,936
GSK PLC	324,047	6,988,103
Hargreaves Lansdown PLC	181,993	1,690,610
HSBC Holdings PLC (London Shares)	820,202	6,407,998
InterContinental Hotels Group PLC	28,182	2,931,672
Intertek Group PLC	7,192	452,507
JD Sports Fashion PLC	388,832	660,078
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Mondi PLC	80,574	$1,419,174
Next PLC	53,437	6,226,568
Pearson PLC	70,386	925,689
RELX PLC	133,235	5,757,885
Rio Tinto PLC	40,388	2,557,451
†Rolls-Royce Holdings PLC	406,269	2,187,999
Sage Group PLC	393,808	6,290,100
Shell PLC	205,638	6,813,081
Tesco PLC	789,123	2,954,110
Unilever PLC	119,328	5,987,493
Whitbread PLC	15,857	663,261
		110,616,650
Total Common Stock (Cost $678,836,758)		798,552,433
ΔPREFERRED STOCKS–0.43%
Germany–0.43%
Henkel AG & Co. KGaA 2.49%	32,000	2,571,978
†Sartorius AG 0.39%	2,319	922,182
Total Preferred Stocks (Cost $3,479,045)		3,494,160

MONEY MARKET FUND–0.60%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	4,908,362	4,908,362
Total Money Market Fund (Cost $4,908,362)		4,908,362

TOTAL INVESTMENTS–99.12% (Cost $687,224,165)	806,954,955
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	7,175,744
NET ASSETS APPLICABLE TO 95,214,878 SHARES OUTSTANDING–100.00%	$814,130,699

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
55	E-mini MSCI EAFE Index	$6,482,025	$6,511,226	6/21/24	$—	$(29,201)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

LVIP Franklin Templeton Multi-Factor International Equity Fund–4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP Franklin Templeton Multi-Factor International Equity Fund–5

LVIP Franklin Templeton Multi-Factor International Equity Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Factor International Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Multi-Factor International Equity Fund–6

LVIP Franklin Templeton Multi-Factor International Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$54,779,727	$—	$—	$54,779,727
Austria	4,836,154	—	—	4,836,154
Belgium	4,092,339	—	—	4,092,339
Denmark	—	35,371,616	—	35,371,616
Finland	2,697,456	—	—	2,697,456
France	81,611,710	—	—	81,611,710
Germany	59,047,957	—	—	59,047,957
Hong Kong	11,701,856	—	—	11,701,856
Ireland	3,953,692	—	—	3,953,692
Israel	6,648,013	—	—	6,648,013
Italy	24,604,829	—	—	24,604,829
Japan	193,591,623	—	—	193,591,623
Jordan	1,973,711	—	—	1,973,711
Luxembourg	7,454,474	—	—	7,454,474
Netherlands	50,593,659	—	—	50,593,659
New Zealand	802,026	—	—	802,026
Norway	2,457,376	8,311,010	—	10,768,386
Portugal	3,650,466	—	—	3,650,466
Singapore	3,977,882	—	—	3,977,882
Spain	37,422,232	—	—	37,422,232
Sweden	21,075,510	—	—	21,075,510
Switzerland	65,658,423	—	—	65,658,423
Thailand	1,622,042	—	—	1,622,042
United Kingdom	110,616,650	—	—	110,616,650
Preferred Stocks	3,494,160	—	—	3,494,160
Money Market Fund	4,908,362	—	—	4,908,362
Total Investments	$763,272,329	$43,682,626	$—	$806,954,955
Derivatives:

Liabilities:
Futures Contract	$(29,201)	$—	$—	$(29,201)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor International Equity Fund–7